Redeemable Convertible Preferred Shares and Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 13, 2021	Jun. 15, 2021	Feb. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common Stock, Voting Rights				one vote
Common stock, par value per share	$ 10.00			$ 0	$ 0
Stocks split ratio	1:4.6937
Number of Securities Called by Each Warrant or Right	13,825,000
Exercise Price of Warrants	$ 11.50
Fair Value Adjustment of Warrants				$ (5,259)	$ 3,271	$ 0
Financial income (expenses), net				$ 5,280	(2,737)	$ 1,226
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred shares converted into number of ordinary shares	64,105,866
Issuance of redeemable convertible preferred shares, net (in Shares)	88,598
Redeemable Convertible Preferred C Shares [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Redeemable Convertible Preferred C Shares and warrants			$ 20,000
Issuance of redeemable convertible preferred shares, net (in Shares)			4,717,813
Class of warrants or rights warrants issued during the period			1,179,456
Exercise Price of Warrants			$ 0.0001	$ 0.0001
Number of warrants converted to redeemable convertible preferred shares		1,179,456
Fair Value Adjustment of Warrants				$ 3,165	$ 3,271
Private Warrants [Member]
Class of Stock [Line Items]
Number of Securities Called by Each Warrant or Right	5,200,000
Warrants for ordinary shares [Member]
Class of Stock [Line Items]
Financial income (expenses), net				$ 8,424